Segment information - Schedule of Revenue by Top Country (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 507,879	€ 422,303	€ 311,490
Significant countries
Disclosure of operating segments [line items]
Revenue	€ 257,137	€ 223,620	€ 158,657
% of Total Revenue	51.00%	53.00%	51.00%
Italy
Disclosure of operating segments [line items]
Revenue	€ 78,492	€ 66,456	€ 47,019
% of Total Revenue	15.00%	16.00%	15.00%
Australia
Disclosure of operating segments [line items]
Revenue	€ 64,309	€ 53,555	€ 40,974
% of Total Revenue	13.00%	13.00%	13.00%
France
Disclosure of operating segments [line items]
Revenue	€ 49,917	€ 45,752	€ 41,787
% of Total Revenue	10.00%	11.00%	14.00%
United Kingdom
Disclosure of operating segments [line items]
Revenue	€ 28,404	€ 29,427	€ 24,840
% of Total Revenue	6.00%	7.00%	8.00%
Singapore
Disclosure of operating segments [line items]
Revenue	€ 24,263	€ 23,179
% of Total Revenue	5.00%	5.00%
Switzerland
Disclosure of operating segments [line items]
Revenue	€ 11,752	€ 5,251	€ 4,037
% of Total Revenue	2.00%	1.00%	1.00%
TFS
Disclosure of operating segments [line items]
Revenue	€ 384,496	€ 311,740	€ 228,818
TFS | Significant countries
Disclosure of operating segments [line items]
Revenue	142,836	127,600	90,501
TFS | Italy
Disclosure of operating segments [line items]
Revenue	74,157	62,435	43,280
TFS | Australia
Disclosure of operating segments [line items]
Revenue	589	495	303
TFS | France
Disclosure of operating segments [line items]
Revenue	43,263	43,845	39,996
TFS | United Kingdom
Disclosure of operating segments [line items]
Revenue	2,248	1,010	2,917
TFS | Singapore
Disclosure of operating segments [line items]
Revenue	16,703	14,568
TFS | Switzerland
Disclosure of operating segments [line items]
Revenue	5,876	5,247	4,005
Payments
Disclosure of operating segments [line items]
Revenue	93,178	83,023	61,805
Payments | Significant countries
Disclosure of operating segments [line items]
Revenue	84,097	68,480	47,289
Payments | Italy
Disclosure of operating segments [line items]
Revenue	4,335	4,021	3,739
Payments | Australia
Disclosure of operating segments [line items]
Revenue	63,720	53,060	40,671
Payments | France
Disclosure of operating segments [line items]
Revenue	1,900	1,907	1,791
Payments | United Kingdom
Disclosure of operating segments [line items]
Revenue	706	877	1,056
Payments | Singapore
Disclosure of operating segments [line items]
Revenue	7,560	8,611
Payments | Switzerland
Disclosure of operating segments [line items]
Revenue	5,876	4	32
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Post-Purchase Solutions | Significant countries
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Post-Purchase Solutions | Italy
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | Australia
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | France
Disclosure of operating segments [line items]
Revenue	4,754	0	0
Post-Purchase Solutions | United Kingdom
Disclosure of operating segments [line items]
Revenue	25,450	27,540	20,867
Post-Purchase Solutions | Singapore
Disclosure of operating segments [line items]
Revenue	0	0
Post-Purchase Solutions | Switzerland
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0